FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of financial assets measured at fair value on a recurring basis

The following fair value hierarchy table presents information about the Company’s financial assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs the Company utilized to determine such fair value (in thousands):

	June 30, 2021
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$180,998	$—	$—	$180,998
Commercial paper	—	159,591	—	159,591
Corporate bonds	—	104,755	—	104,755
Government bonds	—	36,727	—	36,727
Asset-backed securities	—	25,245	—	25,245
Other investments	—	—	7,137	7,137
Total assets	$180,998	$326,318	$7,137	$514,453
Liabilities:
Contingent consideration	$—	$—	$6,084	$6,084
Subscription agreement	—	—	474	474
Total liabilities	$—	$—	$6,558	$6,558

	December 31, 2020
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$407,512	$—	$—	$407,512
Commercial paper	—	119,285	—	119,285
Corporate bonds	—	47,959	—	47,959
U.S. Treasury securities	19,997	—	—	19,997
Other investments	—	—	3,000	3,000
Total assets	$427,509	$167,244	$3,000	$597,753
Liabilities:
Private placement warrants	$—	$—	$93,328	$93,328
Total liabilities	$—	$—	$93,328	$93,328

The following fair value hierarchy table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs the Company utilized to determine such fair value (in thousands):

	December 31, 2020
	(as restated)
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$407,512	$—	$—	$407,512
Commercial paper	—	119,285	—	119,285
Corporate bonds	—	47,959	—	47,959
U.S. Treasury securities	19,997	—	—	19,997
Other investments	—	—	3,000	3,000
Total assets	$427,509	$167,244	$3,000	$597,753
Liabilities:
Private placement warrants	$—	$—	$93,328	$93,328
Total liabilities	$—	$—	$93,328	$93,328

	December 31, 2019
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$40,454	$—	$—	$40,454
Commercial paper	—	19,938	—	19,938
Corporate bonds	—	48,010	—	48,010
Asset‑backed securities	—	16,806	—	16,806
Repurchase agreements	—	25,001	—	25,001
Total assets	$40,454	$109,755	$—	$150,209

Schedule of Level 3 assets measured at fair value

	Six Months Ended June 30,
	2021	2020
Balance at beginning of period	$3,000	$—
Additions	3,620	—
Changes in fair value	517	—
Balance at end of period	$7,137	$—

	2020	2019
Balance at beginning of year	$—	$—
Additions	3,000	—
Balance at end of year	$3,000	$—

Schedule of Movement in Level 3 liabilities measured at fair value

The following table presents information about the Company’s movement in Level 3 liabilities measured at fair value (in thousands):

	Six Months Ended June 30,
	2021	2020
Balance at beginning of period	$93,328	$—
Additions	6,558	—
Changes in fair value	56,576	—
Exercise of private placement warrants	(149,904)	—
Balance at end of period	$6,558	$—

The following table presents information about the Company’s movement in Level 3 liabilities measured at fair value (in thousands):

	2020 (as restated)	2019
Balance at beginning of year	$—	$—
Warrant liability assumed	149,745
Change in fair value of warrant liability	(56,417)
Balance at end of year	$93,328	$—